Inventories and Supplies - Summary of Changes in Allowance for Inventory Obsolescence and Write-down (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes Of Inventories [Abstract]
Balances at beginning of the year	₱ 2,363	₱ 2,303
Provisions (Note 5)	847	934	₱ 471
Translation revaluation	2	(1)
Reversals	(11)	(346)
Reclassification	(73)	(209)
Cost of sales	(440)	(262)
Write-off		(56)
Balances at end of the year	₱ 2,688	₱ 2,363	₱ 2,303